Investment in Joint Ventures (Joint Venture Using Equity Method) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Investment in joint venture, beginning balance	[1]	$ 2,797
Investment in joint venture, ending balance		1,644	$ 2,797	[1]
Enbridge [member]
Disclosure of joint ventures [line items]
Investment in joint venture, beginning balance		1,176
Equity investment in joint venture		664	1,123
Loss from investment in joint venture using HLBV method		(76)
Amortization of deferred loss on disposal		(10)	(9)
Foreign currency translation (loss) gain		(110)	62
Investment in joint venture, ending balance		1,644	1,176
Kolon Water And Energy Co. Ltd [member]
Disclosure of joint ventures [line items]
Investment in joint venture, beginning balance		1,621	1,750
Share in gain (loss) of joint venture		(1,561)	(334)
Foreign currency translation (loss) gain		$ (60)	205
Investment in joint venture, ending balance			$ 1,621

[1]	Restated (Note 5)